Credit Facility (Details) - Schedule of credit facility $ in Thousands	Dec. 31, 2021 USD ($)
Schedule of credit facility [Abstract]
Revolving credit facility	$ 60,000
Interest payable on revolving credit facility	2
Total credit facility	$ 60,002